CrossingBridge Low Duration High Yield Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Face Amount† /
	Number of Shares	Value
Asset Backed Securities - 0.83%
Finance and Insurance - 0.18%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	1,000,000	979,789
Transportation and Warehousing - 0.65%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	4,283,092	3,600,560
Total Asset Backed Securities (Cost $5,123,682)		4,580,349

Bank Loans - 12.11%
Administrative and Support and Waste Management and Remediation Services - 0.62%
Monitronics International, Inc.
8.750% (Base Rate + 7.500%), 03/29/2024 (b)	5,173,860	3,432,003
Construction - 0.21%
Lealand Finance (McDermott)
4.666% (1 Month Base Rate + 3.000%), 06/30/2024 (b)	1,750,984	1,138,139
Finance and Insurance - 0.42%
MoneyGram International, Inc.
5.999% (3 Month LIBOR + 4.500%), 07/21/2026 (b)	2,401,729	2,334,685
Information - 3.08%
Avast Software, Inc.
4.000% (3 Month LIBOR + 2.000%), 03/22/2028 (b)	7,237,538	7,099,555
Consummate Investments LLC
6.875%, 05/31/2024 (j)	10,000,000	9,900,000
		16,999,555
Manufacturing - 6.97%
First Brands Group LLC
6.287% (3 Month LIBOR + 5.000%), 03/30/2027 (b)	3,203,000	3,055,662
K&N Parent, Inc.
7.000% (3 Month LIBOR + 4.750%), 10/20/2023 (b)	4,377,969	3,465,885
Mallinckrodt International
4.488% (3 Month LIBOR + 2.250%), 02/28/2023 (b)	31,970,560	31,970,560
		38,492,107
Mining, Quarrying, and Oil and Gas Extraction - 0.81%
Quarternorth Energy Holding, Inc.
9.666% (Base Rate + 8.000%), 08/27/2026 (b)	4,419,985	4,435,190
Total Bank Loans (Cost $68,655,931)		66,831,679

Commercial Paper - 14.22%
Information - 1.99%
Crown Castle International Corp.
2.523%, 07/19/2022 (c)	11,000,000	10,987,535
Manufacturing - 12.23%
Constellation Brands, Inc.
1.721%, 07/13/2022 (c)	5,298,000	5,293,942
FMC Corp.
1.991%, 07/11/2022 (c)	10,969,000	10,961,694
Fortune Brands Home & Security, Inc.
1.878%, 07/11/2022 (c)	5,298,000	5,295,059
1.793%, 07/15/2022 (c)	7,000,000	6,994,665
General Motors Financial Co, Inc.
1.918%, 08/09/2022 (c)	10,969,000	10,941,882
Jabil, Inc.
1.887%, 07/18/2022 (c)	10,969,000	10,956,369
Parker-Hannifin Corp.
1.403%, 07/07/2022 (c)	9,000,000	8,996,981
Viatris, Inc.
2.988%, 07/22/2022 (c)	8,111,000	8,100,294
		67,540,886
Total Commercial Paper (Cost $78,533,549)		78,528,421

Common Stocks - 0.01%
Information - 0.01%
Leafly Holdings, Inc. (i)	9,056	40,752
Total Common Stocks (Cost $0)		40,752

Convertible Bonds - 2.77%
Information - 2.77%
BuzzFeed, Inc.
8.500%, 12/03/2026 (a)	4,900,000	4,508,000
Leafly Holdings, Inc.
8.000%, 01/31/2025 (j)(k)	7,245,000	7,245,000
UpHealth, Inc.
6.250%, 06/15/2026 (a)	4,636,000	3,546,783
Total Convertible Bonds (Cost $16,652,962)		15,299,783

Corporate Bonds - 56.71%
Accommodation and Food Services - 0.23%
Nathan's Famous, Inc.
6.625%, 11/01/2025 (a)	1,321,000	1,273,352
Agriculture, Forestry, Fishing and Hunting - 0.29%
Cooks Venture, Inc.
2022-2, 5.500%, 01/15/2025 (a)	1,595,000	1,576,976
Arts, Entertainment, and Recreation - 0.06%
Gaming Innovation Group Plc
9.127% (3 Month STIBOR + 8.500%), 06/11/2024 (b)(d)(e)	SEK 3,500,000	338,718
Educational Services - 0.27%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
10.250% (3 Month LIBOR + 8.000%), 12/22/2024 (a)(b)	1,533,000	1,487,010
Finance and Insurance - 3.16%
MHH Holding BV
8.402% (3 Month LIBOR + 7.000%), 02/10/2025 (b)(d)	4,501,000	4,501,000
Nordic Capital II
7.910%, 06/30/2024 (d)(f)	NOK 10,200,000	1,016,531
Stockwik Forvaltning AB
7.434% (3 Month STIBOR + 7.000%), 09/03/2023 (b)(d)(e)	SEK 7,500,000	716,659
StoneX Group, Inc.
8.625%, 06/15/2025 (a)	11,178,000	11,226,624
		17,460,814
Health Care and Social Assistance - 2.05%
ADDvise Group AB
7.721% (3 Month STIBOR + 7.250%), 05/21/2024 (b)(d)(e)	SEK 16,380,000	1,589,198
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (a)	2,656,000	2,437,916
Tenet Healthcare Corp.
6.750%, 06/15/2023	7,108,000	7,322,484
		11,349,598
Information - 15.23%
Azerion Holding BV
7.250%, 04/28/2024 (d)(g)	EUR 3,199,000	3,335,644
Cengage Learning, Inc.
9.500%, 06/15/2024 (a)	8,486,000	7,861,685
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/2026 (a)(d)	599,000	537,378
DISH DBS Corp.
5.875%, 07/15/2022	20,003,000	20,069,710
Go North Group AB
12.874%, 07/15/2025 (d)(e)	SEK 5,000,000	488,771
Impala BondCo Plc
9.072% (3 Month STIBOR + 9.000%), 10/20/2024 (b)(d)(e)	SEK 11,250,000	1,078,844
INNOVATE Corp.
8.500%, 02/01/2026 (a)	6,874,000	5,876,170
Level 3 Financing, Inc.
5.250%, 03/15/2026	10,517,000	9,933,412
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (b)(d)(g)	EUR 13,789,000	14,482,853
N0r5ke Viking I AS
9.270% (3 Month NIBOR + 8.000%), 05/03/2024 (b)(d)(f)	NOK 14,800,000	1,472,532
Nielsen Co.
5.000%, 02/01/2025 (a)(d)	7,879,000	7,712,556
TEGNA, Inc.
4.750%, 03/15/2026 (a)	9,483,000	9,116,344
Tigo Energy, Inc.
5.500%, 01/15/2025 (a)	2,110,000	2,111,653
		84,077,552
Manufacturing - 17.24%
Anagram International Inc / Anagram Holdings LLC
15.000%, 08/15/2025 (a)	3,822,775	4,011,544
Blast Motion, Inc.
5.500%, 02/15/2025 (a)	2,000,000	1,963,400
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (a)	11,233,000	10,335,538
Columbia Care, Inc.
9.500%, 02/03/2026 (d)	14,973,000	14,993,261
Fiven ASA
6.850% (3 Month EURIBOR + 6.850%), 06/21/2024 (b)(d)(g)	EUR 3,160,000	3,294,978
Ford Motor Credit Co. LLC
2.979%, 08/03/2022	6,833,000	6,833,000
3.350%, 11/01/2022	4,461,000	4,437,343
2.366% (3 Month LIBOR + 1.080%), 08/03/2022 (b)	1,810,000	1,806,199
4.250%, 09/20/2022	4,950,000	4,948,688
FXI Holdings, Inc.
12.250%, 11/15/2026 (a)	5,213,000	4,649,370
GC EOS Buyer, Inc.
9.250%, 08/01/2025 (a)	6,104,000	6,395,375
Georg Jensen A/S
6.000% (3 Month EURIBOR + 6.000%), 05/15/2023 (b)(d)(g)	EUR 100,000	100,866
Hillenbrand, Inc.
5.750%, 06/15/2025	3,542,000	3,618,737
LR Global Holding GmbH
7.250% (3 Month EURIBOR + 7.250%), 02/03/2025 (b)(d)(g)	EUR 3,609,000	3,659,150
Meritor, Inc.
6.250%, 06/01/2025 (a)	4,012,000	4,119,562
PBF Holding Co LLC / PBF Finance Corp.
9.250%, 05/15/2025 (a)	19,119,000	20,015,203
		95,182,214
Mining, Quarrying, and Oil and Gas Extraction - 4.82%
Callon Petroleum Co.
6.125%, 10/01/2024	9,886,000	10,044,423
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (d)	6,576,062	6,214,378
Greenfire Resources, Inc.
12.000%, 08/15/2025 (a)(d)	3,411,000	3,639,776
Tacora Resources, Inc.
8.250%, 05/15/2026 (a)(d)	7,781,000	6,726,169
		26,624,746
Professional, Scientific, and Technical Services - 2.13%
Aker Horizons ASA
4.550%, 08/15/2025 (d)(f)	NOK 5,000,000	453,051
C3 Nano, Inc.
6.500%, 02/15/2024 (a)	510,000	511,209
Desenio Group AB
6.154% (3 Month STIBOR + 5.500%), 12/16/2024 (b)(d)(e)	SEK 1,250,000	62,929
Getty Images, Inc.
9.750%, 03/01/2027 (a)	7,949,000	7,561,804
Rebellion Operations AB
8.470% (3 Month STIBOR + 8.000%), 05/20/2025 (b)(d)(e)	SEK 32,500,000	3,172,338
		11,761,331
Real Estate and Rental and Leasing - 0.27%
REX - Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,500,000	1,488,300
Retail Trade - 3.71%
The Fresh Market, Inc.
9.750%, 05/01/2023 (a)	20,478,000	20,478,000
Transportation and Warehousing - 6.04%
Golar LNG Ltd.
7.000%, 10/20/2025 (d)	16,509,000	15,621,641
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (a)(d)	17,993,000	17,698,545
		33,320,186
Wholesale Trade - 1.21%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
10.000%, 02/29/2024 (a)	6,630,113	6,664,291
Total Corporate Bonds (Cost $325,130,592)		313,083,088

Rights - 0.00%
GSR II Meteora Acquisition Corp. (i)	9,698	14,644
Total Rights (Cost $13,426)		14,644

Special Purpose Acquisition Companies - 8.63%
Agrinam Acquisition Corp. (d)(i)	43,712	437,120
Alpha Partners Technology Merger Corp. Founder Shares (i)(j)(k)	9,341	1,250
Aries I Acquisition Corp. (d)(i)	8,186	82,597
Atlantic Avenue Acquisition Corp. (i)	90,259	894,918
Authentic Equity Acquisition Corp. (d)(i)	12,435	122,485
AxonPrime Infrastructure Acquisition Corp. Founder Shares (i)(j)(k)	5,000	1,150
Benessere Capital Acquisition Corp. (i)	200,000	2,066,000
Berenson Acquisition Corp. Founder Shares (i)(j)(k)	19,099	2,674
BGP Acquisition Corp. (d)(i)	179,882	1,750,252
Bite Acquisition Corp. (i)	15,849	155,479
Blockchain Moon Acquisition Corp. (i)	90,668	896,706
Bullpen Parlay Acquisition Co. (d)(i)	44,011	444,951
Carney Technology Acquisition Corp. II (i)	235,993	2,329,251
Clarim Acquisition Corp. (i)	19,291	189,438
Cohn Robbins Holdings Corp. (d)(i)	14,295	142,092
COVA Acquisition Corp. (d)(i)	12,435	122,236
Crescera Capital Acquisition Corp. (d)(i)	33,736	338,372
DHB Capital Corp. (i)	4,520	44,206
DTRT Health Acquisition Corp. (i)	56,825	571,944
Elliott Opportunity II Corp. (d)(i)	41,338	401,805
Empowerment & Inclusion Capital I Corp. (i)	21,858	215,083
Enterprise 4.0 Technology Acquisition Corp. (d)(i)	19,880	199,396
Equity Distribution Acquisition Corp. (i)	27,989	278,071
Fat Projects Acquisition Corp. (d)(i)	28,536	282,506
Financials Acquisition Corp. (d)(h)(i)	190,901	2,312,219
FutureTech II Acquisition Corp. (i)	20,556	205,971
G&P Acquisition Corp. (i)	250,380	2,488,777
Global Partner Acquisition Corp. II (d)(i)	12,977	127,953
Global Synergy Acquisition Corp. (d)(i)	42,223	420,541
Golden Falcon Acquisition Corp. (i)	46,683	459,828
GP Bullhound Acquisition I SE (d)(g)(i)	108,609	1,123,377
Hambro Perks Acquisition Co. Ltd. (d)(h)(i)	217,802	2,651,304
Healthcare Services Acquisition Corp. (i)	12,435	122,360
Hiro Metaverse Acquisitions I SA (d)(h)(i)	135,163	1,624,773
HNR Acquisition Corp. (i)	160,777	1,601,339
Horizon Acquisition Corp. II (d)(i)	218,757	2,167,882
Iconic Sports Acquisition Corp. (d)(i)	345,215	3,452,150
Ignyte Acquisition Corp. (i)	12,435	122,733
Isleworth Healthcare Acquisition Corp. (i)	26,494	263,880
Itiquira Acquisition Corp. (d)(i)	12,435	122,360
JOFF Fintech Acquisition Corp. (i)	86,850	851,130
LAVA Medtech Acquisition Corp. (i)	43,085	429,127
Legato Merger Corp. II (i)	32,606	323,451
Mason Industrial Technology, Inc. (i)	206,515	2,019,717
Mercury Ecommerce Acquisition Corp. (i)	350,000	3,461,500
NewHold Investment Corp. II (i)	104,856	1,034,929
OmniLit Acquisition Corp. (i)	12,822	128,092
One Equity Partners Open Water I Corp. (i)	19,319	189,713
Oyster Enterprises Acquisition Corp. (i)	12,435	121,987
Peridot Acquisition Corp. II (d)(i)	20,358	199,712
Pontem Corp. (d)(i)	2,202	21,690
Portage Fintech Acquisition Corp. (d)(i)	55,240	535,828
PowerUp Acquisition Corp. (d)(i)	25,212	251,616
PWP Forward Acquisition Corp. I (i)	6,639	64,797
Pyrophyte Acquisition Corp. (d)(i)	22,753	227,530
Relativity Acquisition Corp. (i)	169,970	1,711,598
Revelstone Capital Acquisition Corp. Founder Shares (i)(j)(k)	10,125	1,368
RMG Acquisition Corp. III (d)(i)	31,887	313,768
ShoulderUp Technology Acquisition Corp. (i)	6,440	63,885
Silver Crest Acquisition Corp. (d)(i)	12,435	122,609
Silver Spike III Acquisition Corp. (d)(i)	278,920	2,817,092
Social Leverage Acquisition Corp. I (i)	55,240	543,009
SportsMap Tech Acquisition Corp. (i)	13,234	131,943
ST Energy Transition I Ltd. (d)(i)	12,659	124,944
Tech and Energy Transition Corp. (i)	13,307	130,142
Tekkorp Digital Acquisition Corp. (d)(i)	59,086	586,133
Total Special Purpose Acquisition Companies (Cost $47,750,933)		47,644,739

Trade Claims - 0.88%
Utilities - 0.88%
Brazos Electric Power Cooperative, Inc.	5,397,407	4,857,667
Total Trade Claims (Cost $4,891,400)		4,857,667

Warrants - 0.04%
Arbor Rapha Capital Bioholdings Corp. I (i)
Expiration: 10/31/2028, Exercise Price: $11.50	18,647	1,141
Berenson Acquisition Corp. I (i)
Expiration: 08/01/2026, Exercise Price: $11.50	45,343	6,348
Brigade-M3 European Acquisition Corp. (d)(i)
Expiration: 01/17/2027, Exercise Price: $11.50	110,310	16,547
Crescera Capital Acquisition Corp. (d)(i)
Expiration: 11/18/2026, Exercise Price: $11.50	16,868	2,887
DHB Capital Corp. (i)
Expiration: 03/31/2028, Exercise Price: $11.50	1,506	181
Everest Consolidator Acquisition Corp. (i)
Expiration: 7/19/2028, Exercise Price: $11.50	4,707	471
FG Merger Corp. (i)
Expiration: 06/17/2027, Exercise Price: $11.50	105,029	10,503
Financials Acquisition Corp. (d)(h)(i)
Expiration: 04/04/2027, Exercise Price: $11.50	95,450	15,105
FutureTech II Acquisition Corp. (i)
Expiration: 12/23/2022, Exercise Price: $11.50	125,000	11,237
GP Bullhound Acquisition I SE (d)(g)(i)
Expiration: 03/11/2027, Exercise Price: $11.50	54,304	11,382
Hambro Perks Acquisition Corp. (d)(h)(i)
Expiration: 01/07/2026, Exercise Price: $11.50	108,901	13,919
Heartland Media Acquisition Corp. (i)
Expiration: 10/21/2027, Exercise Price: $11.50	41,818	6,089
Hiro Metaverse Acquisitions I SA (d)(h)(i)
Expiration: 12/21/2026, Exercise Price: $11.50	67,581	12,751
KnightSwan Acquisition Corp. (i)
Expiration: 07/21/2028, Exercise Price: $11.50	38,279	5,933
LAVA Medtech Acquisition Corp. (i)
Expiration: 10/21/2026, Exercise Price: $11.50	21,542	2,277
Leafly Holdings, Inc. (i)
Expiration: 11/07/2026, Exercise Price: $11.50	72,450	49,266
OmniLit Acquisition Corp. (i)
Expiration: 11/08/2026, Exercise Price: $11.50	6,411	769
PowerUp Acquisition Corp. (d)(i)
Expiration: 5/23/2028, Exercise Price: $11.50	12,306	1,477
Relativity Acquisition Corp. (i)
Expiration: 12/15/2029, Exercise Price: $11.50	169,970	14,014
Revelstone Capital Acquisition Corp. (i)
Expiration: 9/15/2026, Exercise Price: $11.50	25,368	3,427
Signal Hill Acquisition Corp. (i)
Expiration: 2/10/2027, Exercise Price: $11.50	135,000	14,715
Total Warrants (Cost $843,585)		200,439

Money Market Funds - 10.44%
First American Government Obligations Fund - Class X, 1.301% (l)	26,624,335	26,624,335
First American Treasury Obligations Fund - Class X, 1.324% (l)	30,990,537	30,990,537
Total Money Market Funds (Cost $57,614,872)		57,614,872

Total Investments (Cost $605,210,932) - 106.64%		588,696,433
Liabilities in Excess of Other Assets - (6.64)%		(36,647,654)
Total Net Assets - 100.00%		$552,048,779

Percentages are stated as a percent of net assets.

†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
Aggregate value of these securities is $176,510,321 or 31.97% of Fund’s net assets.
(b)	Variable rate security. The rate shown represents the rate at June 30, 2022.
(c)	The rate shown is the effective yield.
(d)	Foreign issued security.
(e)	Principal amount denominated in Swedish Krona.
(f)	Principal amount denominated in Norwegian Krone.
(g)	Principal amount denominated in Euros.
(h)	Principal amount denominated in British Pounds.
(i)	Non-income producing security.
(j)	Security valued using unobservable inputs.
(k)	Illiquid security.
(l)	Seven day yield as of June 30, 2022.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
NIBOR – Norwegian Interbank Offer Rate is a collective term for Norwegian money market rates at different maturities. It is intended to reflect the interest rate level a bank require for unsecured money market lending in Norwegian Krone to another bank.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

CrossingBridge Low Duration High Yield Fund
Schedule of Forward Currency Exchange Contracts
June 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2022	Currency to be Received	USD Value at June 30, 2022	Unrealized Appreciation / (Depreciation)
7/15/2022	U.S. Bank	24,993,000 EUR	$26,217,410	26,676,778 USD	$26,676,778	$459,368
7/15/2022	U.S. Bank	5,443,000 GBP	6,627,316	6,825,577 USD	6,825,577	198,261
7/15/2022	U.S. Bank	29,627,645 NOK	3,008,745	3,085,262 USD	3,085,262	76,517
7/15/2022	U.S. Bank	73,690,000 SEK	7,207,123	7,462,656 USD	7,462,656	255,533
7/15/2022	U.S. Bank	67,588 USD	67,588	687,500 SEK	67,240	(348)
			$43,128,182		$44,117,513	$989,331

EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal year ended September 30, 2021, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2022:

CrossingBridge Low Duration High Yield Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$4,580,349	$-	$4,580,349
Bank Loans	-	56,931,679	9,900,000	66,831,679
Commercial Paper	-	78,528,421	-	78,528,421
Common Stocks	40,752	-	-	40,752
Convertible Bonds	-	8,054,783	7,245,000	15,299,783
Corporate Bonds	-	313,083,088	-	313,083,088
Rights	14,644	-	-	14,644
Special Purpose Acquisition Companies	42,367,066	5,271,231	6,442	47,644,739
Trade Claims	-	4,857,667	-	4,857,667
Warrants	149,231	51,208	-	200,439
Money Market Fund	57,614,872	-	-	57,614,872
Total Assets	$100,186,565	$471,358,426	$17,151,442	$588,696,433

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$989,331	$-	$989,331
Total Other Financial Instruments	$-	$989,331	$-	$989,331

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund
	Bank Loans	Convertible Bonds	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2021	$4,293,369	$-	$-
Purchases	9,990,634	7,245,000	68
Sales	(4,384,003)	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation (depreciation)	-	-	6,374
Transfer in/(out) of Level 3	-	-	-
Ending Balance - June 30, 2022	$9,900,000	$7,245,000	$6,442

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

CrossingBridge Low Duration High Yield Fund
Description	Fair Value June 30, 2022	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Bank Loans*	$9,900,000	Company-specific information	Market assessment	$100.00
Convertible Bonds*	7,245,000	Company-specific information	Market assessment	100.00
Special Purpose Acquisition Companies	6,442	Company-specific information	Market assessment	$0.13-$0.23/$0.15

* Table presents information for one security, which has been valued at $100.00 throughout the period.